Trading Liabilities - Schedule of Trading Liabilities (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial liabilities held for trading [line items]
Trading liabilities	£ 8,375	£ 31,109
Securities Sold Under Repurchase Agreements [member]
Disclosure of financial liabilities held for trading [line items]
Trading liabilities	5,612	25,504
Short Positions in Securities and Unsettled Trades [member]
Disclosure of financial liabilities held for trading [line items]
Trading liabilities	190	3,694
Cash Collateral Associated with Trading Balances [member]
Disclosure of financial liabilities held for trading [line items]
Trading liabilities	£ 2,573	£ 1,911